Consolidated statement of comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income (loss)
Net loss for the period	€ (354,138)	€ (184,212)	€ (110,426)
Items that will be reclassified subsequently to profit or loss	36	4	867
Currency translation differences - equity method	(262)	(133)	34
Currency translation differences	297	137	833
Items that will not be reclassified subsequently to profit or loss	149	(1)	(97)
Remeasurement of defined benefit plans	149	(1)	(97)
Total other comprehensive loss	184	3	770
Total comprehensive loss	€ (353,954)	€ (184,209)	€ (109,656)